CORPORATE AND SUBSIDIARY BORROWINGS - Schedule of Corporate Borrowings and Subsidiary Borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Corporate borrowings
Line of Credit Facility [Line Items]
Total	$ 1,184	$ 1,022
Unamortized discount and issuance costs	0	0
Less than 1 year	836	1,005
1 - 2 years	0	0
2 - 3 years	0	0
3 - 4 years	0	0
4 - 5 years	348	17
More than 5 years	0	0
Subsidiary borrowings
Line of Credit Facility [Line Items]
Total	3,327	3,329
Unamortized discount and issuance costs	(81)	(79)
Less than 1 year	0	0
1 - 2 years	1,100	0
2 - 3 years	0	1,800
3 - 4 years	0	0
4 - 5 years	600	600
More than 5 years	$ 1,708	$ 1,008